COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Payments
Year ended December 31,	Operating Leases

2016	$1,753
2017	1,509
2018	702
2019 and after	177

$4,141